Deferred Policy Acquisition and Sales Inducement Costs (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Deferred policy acquisition costs
Balance, beginning of year	$ 947	$ 1,232	$ 1,156
Acquisition costs deferred	51	55	78
Amortization charged to income	(147)	(180)	(146)
Effect of unrealized gains and losses	(123)	(160)	144
Reinsurance assumed from AAC	245	0	0
Balance, end of year	973	947	1,232
DSI activity relates to fixed annuities and interest-sensitive life contracts
Balance, beginning of year	27	34	36
Amortization charged to income	(5)	(5)	(4)
Effect of unrealized gains and losses	3	(2)	2
Balance, end of year	$ 25	$ 27	$ 34